INVENTORIES	12 Months Ended
Dec. 31, 2015
Inventory, Net [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,
	2015	2014
	US Dollars in thousands

Raw materials	1,928	1,954
Work-in-process	1,844	1,686
Finished products	678	1,030

	4,450	4,670

Raw materials inventory is net of $120 and $59 of obsolete items as of December 31, 2015, and 2014, respectively.